Revenue (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Group Revenue Disaggregated By Type of Revenue Stream and By Reportable Segment
The following table presents Group revenue disaggregated by type of revenue stream and by reportable segment:

Year ended 31 December 2020	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Franchise and base management fees	452	93	61	—	606

Incentive management fees	5	14	16	—	35

Central revenue	—	—	—	182	182

Revenue from fee business	457	107	77	182	823

Revenue from owned, leased and managed lease hotels	55	114	—	—	169

	512	221	77	182	992

System Fund revenues (note 33)					765

Reimbursement of costs					637

Total revenue					2,394

Year ended 31 December 2019	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Franchise and base management fees	840	247	87	—	1,174

Incentive management fees	13	90	48	—	151

Central revenue	—	—	—	185	185

Revenue from fee business	853	337	135	185	1,510

Revenue from owned, leased and managed lease hotels	187	386	—	—	573

	1,040	723	135	185	2,083

System Fund revenues (note 33)					1,373

Reimbursement of costs					1,171

Total revenue					4,627

Year ended 31 December 2018	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Franchise and base management fees	835	227	94	—	1,156

Incentive management fees	18	93	49	—	160

Central revenue	—	—	—	170	170

Revenue from fee business	853	320	143	170	1,486

Revenue from owned, leased and managed lease hotels	198	249	—	—	447

	1,051	569	143	170	1,933

System Fund revenues (note 33)					1,233

Reimbursement of costs					1,171

Total revenue					4,337

Summary of Information About Trade Receivables, Contract Assets, and Deferred Revenue

	2020 $m	2019 $m
Trade receivables (note 18)	309	515

Contract assets	336	334

Deferred revenue	(1,569)	(1,564)

Summary of Information About Contract Assets

	2020 $m	2019 $m
At 1 January	334	290

Costs paid	74	64

Recognised as a deduction to revenue	(25)	(22)

Impairment charges	(53)	—

Repayments	—	(1)

Exchange and other adjustments	6	3

At 31 December	336	334

Analysed as:

Current	25	23

Non-current	311	311

	336	334

Summary of Changes in Deferred Revenue

	Loyalty programme $m	Other co-brand fees $m	Application & re-licensing fees $m	Other $m	Total $m
At 1 January 2019	1,181	77	175	73	1,506

Acquisition of businesses	—	—	—	2	2

Increase in deferred revenue	533	—	26	64	623

Recognised as revenue	(481)	(11)	(25)	(49)	(566)

Exchange and other adjustments	—	—	(4)	3	(1)

At 31 December 2019	1,233	66	172	93	1,564

Increase in deferred revenue	344	—	14	45	403

Recognised as revenue	(332)	(11)	(20)	(39)	(402)

Exchange and other adjustments	—	—	—	4	4

At 31 December 2020	1,245	55	166	103	1,569

Analysed as:

Current	376	11	22	43	452

Non-current	869	44	144	60	1,117

	1,245	55	166	103	1,569

At 31 December 2019

Current	476	11	25	43	555

Non-current	757	55	147	50	1,009

	1,233	66	172	93	1,564

Amounts Received and Not Yet Recognised Related to Performance Obligations
Amounts received and not yet recognised related to performance obligations that were unsatisfied at 31 December 2020 are as follows:

	2020			2019
Expected timing of recognition	Loyalty and co-brand $m	Other $m	Total $m	Loyalty and co-brand $m	Other $m	Total $m
Less than one year	387	65	452	487	68	555

Between one and two years	313	40	353	292	34	326

Between two and three years	249	29	278	176	30	206

Between three and four years	176	24	200	115	27	142

Between four and five years	73	22	95	79	27	106

More than five years	102	89	191	150	79	229

	1,300	269	1,569	1,299	265	1,564

Movements in Contract Costs, Typically Developer Commissions
Movements in contract costs, typically developer commissions, are as follows:

	2020 $m	2019 $m
At 1 January	72	60

Costs incurred	11	19

Amortisation	(9)	(7)

Exchange and other adjustments	1	—

At 31 December	75	72

Analysed as:

Current	5	5

Non-current	70	67

	75	72